Pension Plans and Other Postretirement Benefits (Assumptions To Calculate The Results Of Our Retirement Plans) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Weighted-average assumptions used to determine net period benefit cost
Discount rate		5.00%	5.875%	5.875%
Expected long-term rate of return on plan assets	8.50%	9.00%	9.00%	9.00%
Rate of projected compensation increase		3.50%	3.50%	4.00%
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.125%	5.00%	5.875%
Rate of projected compensation increase		3.50%	3.50%	3.50%
U.S. Postretirement Benefits [Member]
Weighted-average assumptions used to determine net period benefit cost
Discount rate		5.00%	5.875%	5.875%
Expected long-term rate of return on plan assets		6.25%	6.25%	6.25%
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.125%	5.00%	5.875%
Foreign Pension Benefits [Member]
Weighted-average assumptions used to determine net period benefit cost
Discount rate		4.65%	5.16%	5.52%
Expected long-term rate of return on plan assets		5.46%	5.92%	5.92%
Rate of projected compensation increase		4.24%	4.63%	4.22%
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.03%	4.65%	5.16%
Rate of projected compensation increase		4.26%	4.24%	4.63%
Foreign Postretirement Benefits [Member]
Weighted-average assumptions used to determine net period benefit cost
Discount rate		4.25%	5.00%	5.25%
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.00%	4.25%	5.00%